OPERATING SEGMENTS DISCLOSURES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OPERATING SEGMENTS DISCLOSURES

8. OPERATING SEGMENTS DISCLOSURES

The businesses of the Company is divided operationally into three identified operating segments: North American Brokerage, Real Title and One Real Mortgage. North American Brokerage generates revenue by processing real estate transactions which entitles the Company to commissions. Real Title generates revenue by offering title insurance and closing services for residential and/or commercial transactions. One Real Mortgage derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

The Company has determined that it operates as a single reporting segment - North American Brokerage which comprises of more than 90% of Group’s total revenue and net loss. The other two segments Real Title and One Real Mortgage are not considered as reporting segments as their revenue and net loss do not meet quantitative threshold set for reporting segments. These two segments are disclosed in an ‘other segments’ category below.

The presentation in this note for prior periods have been restated based on the current segment reporting.

Segment performance is evaluated based on income (loss) from operations and is measured consistently with income or loss in the consolidated financial statements.

The following table present significant information about the Company’s reportable operating segments as reported to the Company’s CODM:

	For the Year Ended December 31, 2023
	North American Brokerage	Other Segments	Total
Revenues	684,873	4,285	689,158
Commissions and other agent-related costs	625,016	1,269	626,285
Gross Profit	59,857	3,016	62,873

General and administrative expenses	35,653	7,260	42,913
Marketing expenses	38,458	153	38,611
Research and development expenses	7,284	75	7,359
Operating Loss	(21,538)	(4,472)	(26,010)

Other income (expenses), net	136	(723)	(587)
Listing expenses	-	-	-
Finance expenses, net	(614)	(5)	(619)
Net Loss	(22,016)	(5,200)	(27,216)

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022

	For the Year Ended December 31, 2022
	North American Brokerage	Other Segments	Total
Revenues	379,868	1,888	381,756
Commissions and other agent-related costs	349,464	342	349,806
Gross Profit	30,404	1,546	31,950

General and administrative expenses	21,564	2,591	24,155
Marketing expenses	22,590	84	22,674
Research and development expenses	4,621	246	4,867
Operating Loss	(18,370)	(1,376)	(19,746)

Other income (expenses), net	729	-	729
Listing expenses	(151)	-	(151)
Finance expenses, net	(1,167)	-	(1,167)
Net Loss	(18,959)	(1,376)	(20,335)

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

The assets and liabilities of each segment are not reported to the CODM on a regular basis therefore they are not disclosed in these consolidated financial statements.

The amount of revenue from external customers, by geography, is shown in the table below:

	For the Year Ended
	December 31, 2023	December 31, 2022
United States	573,658	320,181
Canada	115,500	61,575
Total revenue by region	689,158	381,756

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022